Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
2024	R$ 2,616,406
2025	2,362,220
2026	2,248,233
2027	2,382,684
2028	1,679,277
2029	1,794,694
2030 to 2044	6,452,836
Borrowings payment net	19,536,350
Local Currency [member]
IfrsStatementLineItems [Line Items]
2024	2,366,705
2025	2,116,808
2026	2,033,191
2027	2,167,642
2028	1,464,235
2029	1,568,966
2030 to 2044	5,072,912
Borrowings payment net	16,790,459
Local Currency [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
2024	1,206,894
2025	1,336,415
2026	1,214,740
2027	1,368,020
2028	658,827
2029	781,623
2030 to 2044	778,277
Borrowings payment net	7,344,796
Local Currency [member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
2024	108,210
2025	114,964
2026	122,140
2027	129,752
2028	137,707
2029	142,986
2030 to 2044	860,726
Borrowings payment net	1,616,485
Local Currency [member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
2024	280,918
2025	260,466
2026	250,531
2027	237,817
2028	84,241
2029	34,146
2030 to 2044	189,291
Borrowings payment net	1,337,410
Local Currency [member] | B I Ds [Member]
IfrsStatementLineItems [Line Items]
2024	249,099
2025	260,899
2026	330,209
2027	315,069
2028	420,959
2029	385,919
2030 to 2044	1,971,432
Borrowings payment net	3,933,586
Local Currency [member] | I F Cs [Member]
IfrsStatementLineItems [Line Items]
2024	22,800
2025	44,200
2026	61,800
2027	80,800
2028	123,600
2029	181,600
2030 to 2044	1,208,561
Borrowings payment net	1,723,361
Local Currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
2024	118,383
2025	97,096
2026	53,629
2027	36,184
2028	38,901
2029	42,692
2030 to 2044	64,625
Borrowings payment net	451,510
Local Currency [member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
2024	3,003
2025	2,768
2026	142
Borrowings payment net	5,913
Local Currency [member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2024	377,398
Borrowings payment net	377,398
Foreign currency
IfrsStatementLineItems [Line Items]
2024	249,701
2025	245,412
2026	215,042
2027	215,042
2028	215,042
2029	225,728
2030 to 2044	1,379,924
Borrowings payment net	2,745,891
Foreign currency | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2024	23,677
Borrowings payment net	23,677
Foreign currency | B I D [Member]
IfrsStatementLineItems [Line Items]
2024	49,759
2025	69,148
2026	38,778
2027	38,778
2028	38,778
2029	38,778
2030 to 2044	537,948
Borrowings payment net	811,967
Foreign currency | B I R D [Member]
IfrsStatementLineItems [Line Items]
2024	29,433
2025	29,433
2026	29,433
2027	29,433
2028	29,433
2029	40,238
2030 to 2044	319,584
Borrowings payment net	506,987
Foreign currency | J I C A [Member]
IfrsStatementLineItems [Line Items]
2024	146,832
2025	146,831
2026	146,831
2027	146,831
2028	146,831
2029	146,712
2030 to 2044	522,392
Borrowings payment net	R$ 1,403,260